Equity Instruments - Significant Assumptions (Detail)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility, minimum	79.00%	79.00%
Expected volatility, maximum	108.00%	82.00%
Risk free interest rate, minimum	1.62%	0.75%
Risk free interest rate, maximum	2.09%	1.53%
Dividend yield	0.00%	0.00%
Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility, minimum		63.00%
Expected volatility, maximum		76.00%
Risk free interest rate, minimum		0.90%
Risk free interest rate, maximum		2.02%
Dividend yield		0.00%
Minimum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	5 years 6 months	5 years
Minimum [Member] | Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)		5 years
Maximum [Member] | Luoxis Diagnostics [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)	7 years	6 years 6 months
Maximum [Member] | Vyrix Pharmaceuticals [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected term (years)		6 years 6 months